Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Aug. 31, 2013	Aug. 31, 2012	Aug. 31, 2011
Cash Flows from Operating Activities
Net earnings	$ 2,450	$ 2,127	$ 2,714
Adjustments to reconcile net earnings to net cash provided by operating activities -
Depreciation and amortization	1,283	1,166	1,086
Change in fair value of warrants and related amortization	(120)	0	0
Gains on sale of business	0	0	(434)
Deferred income taxes	148	265	132
Equity earnings in Alliance Boots	(344)	0	0
Stock compensation expense	104	99	135
Other	113	43	53
Changes in operating assets and liabilities -
Accounts receivable, net	(449)	394	(243)
Inventories	321	1,083	(592)
Other current assets	18	(4)	(24)
Trade accounts payable	182	(439)	384
Accrued expenses and other liabilities	424	(184)	218
Income taxes	103	(228)	102
Other non-current assets and liabilities	68	109	112
Net cash provided by operating activities	4,301	4,431	3,643
Cash Flows from Investing Activities
Additions to property and equipment	(1,212)	(1,550)	(1,213)
Return of (investment in) restricted cash	0	191	(191)
Proceeds from sale of assets	145	123	79
Business and intangible asset acquisitions, net of cash received	(630)	(491)	(630)
Purchases of short term investments held to maturity	(66)	0	0
Proceeds from short term investments held to maturity	16	0	0
Proceeds (payments) from sale of business	20	(45)	442
Investment in AmerisourceBergen	(224)	0	0
Investment in Alliance Boots	0	(4,025)	0
Other	(45)	(63)	(12)
Net cash used for investing activities	(1,996)	(5,860)	(1,525)
Cash Flows from Financing Activities
Proceeds from issuance of long-term debt	4,000	3,000	0
Payments of long-term debt	(4,300)	0	(17)
Stock purchases	(615)	(1,191)	(2,028)
Proceeds related to employee stock plans	486	165	235
Cash dividends paid	(1,040)	(787)	(647)
Other	(27)	(17)	15
Net cash (used for) provided by financing activities	(1,496)	1,170	(2,442)
Net increase (decrease) in cash and cash equivalents	809	(259)	(324)
Cash and cash equivalents at beginning of year	1,297	1,556	1,880
Cash and cash equivalents at end of year	$ 2,106	$ 1,297	$ 1,556